UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund:  BlackRock Municipal Bond Trust (BBK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond

Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
UAB Medicine Finance Authority, Refunding RB, Series B, 3.50%, 9/01/39	$340	$296,273
Arizona — 9.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,311,144
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (a)	460	451,062
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	1,805	1,594,086
4.00%, 1/01/38	1,250	1,225,513
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,057,575
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,679,820
5.00%, 12/01/37	2,065	2,278,748
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	500	562,765
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	900	1,060,884

		15,221,597
Arkansas — 3.9%
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	918,738
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,240	1,226,782
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,303,176
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,025	2,030,204
City of Rogers Arkansas Water Revenue, Refunding RB, 3.13%, 11/01/35 (c)	485	423,934

Municipal Bonds	Par (000)	Value
Arkansas (continued)
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	$465	$490,063

		6,392,897
California — 21.2%
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 3.25%, 11/15/36	820	714,417
Series B, 5.88%, 8/15/31	1,900	2,145,822
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A, 3.00%, 3/01/39	710	563,783
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,289,067
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	1,550	1,523,836
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (a)	440	444,259
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (d)	1,000	1,023,110
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,248,020
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (d)	1,650	1,557,039
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (e)	8,000	2,917,280
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (e)	1,500	888,255
0.00%, 8/01/33 (e)	4,000	1,563,680
0.00%, 8/01/39 (d)	2,000	1,690,880
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (d)	2,800	2,991,464
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	3,000	3,292,980
4.00%, 10/01/44	1,080	1,081,393

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes:
5.75%, 4/01/31	$2,000	$2,189,160
6.00%, 3/01/33	1,000	1,130,790
6.50%, 4/01/33	1,950	2,158,943
5.50%, 3/01/40	2,350	2,595,340

		35,009,518
Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,145,521
Connecticut — 1.2%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	583,225
Trinity Health Corp., 3.25%, 12/01/36	100	87,601
South Central Connecticut Regional Water Authority, Refunding RB, Thirty Second, Series B, 4.00%, 8/01/36	1,235	1,249,783

		1,920,609
Delaware — 2.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,292,292
Delaware Transportation Authority, RB:
5.00%, 6/01/45	2,000	2,197,380
5.00%, 6/01/55	950	1,012,966

		4,502,638
Florida — 4.3%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	600	580,140
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,824,056

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	$920	$996,148
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	129,843
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (f)(g)	860	601,536

		7,131,723
Hawaii — 0.3%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	421,928
Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	500	538,350
Illinois — 4.0%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	1,600	1,612,416
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	870	915,510
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	708,870
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 5/15/39	360	396,716
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,017,960
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,307,838

2	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO, 5.00%, 2/01/39	$665	$650,137

		6,609,447
Iowa — 0.3%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Drake University Project, 3.00%, 4/01/34	550	484,819
Kansas — 3.3%
County of Johnson Kansas Unified School District No. 512 Shawnee Mission, Refunding GO, Series B, 3.00%, 10/01/37	1,210	1,028,306
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	4,000	4,344,720

		5,373,026
Kentucky — 3.1%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., 4.00%, 10/01/35	1,315	1,272,618
Kentucky Bond Development Corp., Refunding RB, Saint Elizabeth Medical Center, Inc., 4.00%, 5/01/35	550	549,983
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	1,976,986
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (d):
0.00%, 7/01/34	500	398,345
0.00%, 7/01/39	830	647,051
0.00%, 7/01/43	270	210,870

		5,055,853
Louisiana — 1.6%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	928,456

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,050	$1,184,904
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	443,712

		2,557,072
Maryland — 0.9%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	170	167,882
5.25%, 7/01/44	170	166,906
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,000	1,103,360

		1,438,148
Massachusetts — 2.4%
Massachusetts Development Finance Agency, RB:
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	390	420,892
Emerson College Issue, Series A, 5.00%, 1/01/47 (c)	630	644,496
Emerson College Issue, Series A, 5.25%, 1/01/42 (c)	565	594,781
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 4.00%, 10/01/46	865	767,073
International Charter School, 5.00%, 4/15/40	400	419,212
WGBH Educational Foundation Issue, 3.00%, 1/01/42	1,415	1,135,439

		3,981,893
Michigan — 2.3%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	248,858
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	1,540	1,421,112

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	$2,100	$2,116,527
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	40	43,232

		3,829,729
Minnesota — 4.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,890	4,212,364
City of St. Cloud Minnesota, Refunding RB, CentraCare Health System, Series A, 3.25%, 5/01/39	435	381,112
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series A, 4.00%, 5/01/38 (c)	580	551,882
Augsburg College, Series B, 4.25%, 5/01/40 (c)	1,185	1,145,184
College of St. Benedict, Series 8-K, 5.00%, 3/01/37	660	695,435
College of St. Benedict, Series 8-K, 4.00%, 3/01/43	385	357,742
Minnesota Higher Education Facilities Authority, Refunding RB, University of St. Thomas, Series 8-L, 4.00%, 4/01/39	380	380,939
Minnesota Municipal Power Agency, RB, 4.00%, 10/01/41	440	439,292

		8,163,950
Mississippi — 2.0%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	440,276
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	900,795

Municipal Bonds	Par (000)	Value
Mississippi (continued)
Mississippi Development Bank, RB, Special Obligation (continued):
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	$1,750	$1,884,768

		3,225,839
Missouri — 2.3%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	947,601
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	550,985
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	328,778
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	540,175
Heartland Regional Medical Center, 4.13%, 2/15/43	300	302,364
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,087,910

		3,757,813
Montana — 0.2%
Montana Facility Finance Authority, RB, Benefis Health System Obligated Group, 5.00%, 2/15/41	305	327,427
Nebraska — 4.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	640,050
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	424,504
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 3.00%, 5/15/46	1,925	1,493,049
Gretna Public Schools, GO, Refunding School Building, 3.00%, 12/15/39	920	751,603

4	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Lincoln Airport Authority, Refunding RB, Series A, 4.00%, 7/01/40	$520	$524,883
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	273,910
4.00%, 1/01/44	400	403,656
Public Power Generation Agency, Refunding RB:
3.13%, 1/01/35	1,155	993,323
3.25%, 1/01/36	1,295	1,120,732

		6,625,710
Nevada — 1.2%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,050	1,020,841
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,000	1,020,790

		2,041,631
New Hampshire — 0.8%
New Hampshire Health and Education Facilities Authority Act, Refunding RB, Southern New Hampshire Medical Center, 3.50%, 10/01/34	1,435	1,281,398
New Jersey — 13.7%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	1,250	1,173,587
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	915	35,905
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	726,501
Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	200	217,096
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,671,800

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, 3.50%, 7/01/31	$900	$879,435
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
RWJ Barnabas Health Obligated Group, 4.00%, 7/01/43	2,330	2,198,658
St. Barnabas Health Care System, 4.63%, 7/01/21 (b)	510	571,945
St. Barnabas Health Care System, 5.63%, 7/01/21 (b)	1,700	1,980,908
St. Barnabas Health Care System, 5.00%, 7/01/25	500	557,470
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	45	46,272
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,860	2,004,671
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (e)	1,000	359,200
Transportation Program, Series AA, 5.00%, 6/15/44	2,030	1,979,575
Transportation Program, Series AA, 5.00%, 6/15/45	900	875,970
Transportation Program, Series AA, 5.00%, 6/15/46	400	388,568

		22,667,561
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	450	491,283
New York — 6.6%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	940	1,051,634
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	925	925,185

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	$900	$929,556
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 4.00%, 6/01/51	500	438,825
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,160	1,079,368
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	2,300	2,574,988
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	850	918,315
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	875,176
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	405	418,296
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	400	419,068
5.00%, 8/01/31	895	907,691
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	400	403,356

		10,941,458
North Carolina — 1.3%
City of Durham North Carolina Water & Sewer Utility System Revenue, Refunding RB, 3.00%, 8/01/40	770	645,545
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series B, 3.00%, 3/01/37	1,320	1,151,225

Municipal Bonds	Par (000)	Value
North Carolina (continued)
County of Pitt North Carolina, Refunding RB, Series B, 3.00%, 4/01/33	$385	$338,203

		2,134,973
North Dakota — 0.5%
City of Fargo North Dakota, GO, Series D, 4.00%, 5/01/37	225	226,757
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (b)	480	544,824

		771,581
Ohio — 1.2%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	2,000	2,003,920
Oklahoma — 3.9%
Edmond Public Works Authority, RB, 4.00%, 7/01/41	960	951,062
Norman Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37	2,565	2,477,021
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	776,448
Oklahoma Development Finance Authority, RB, State System of Higher Education Master Real Property, Series F, 4.00%, 6/01/36	670	670,523
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	620	628,010
Oklahoma Water Resources Board, RB, Clean Water Program, 4.00%, 4/01/40	990	1,003,989

		6,507,053
Oregon — 3.3%
County of Deschutes Oregon Hospital Facilities Authority, Refunding RB, St. Charles Health System, Inc., Series A, 4.00%, 1/01/46	450	423,427

6	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Oregon (continued)
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (e)	$1,000	$357,780
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 9/01/35	705	598,390
3.00%, 9/01/41	350	280,626
Oregon Health & Science University, Refunding RB, Series B, 4.00%, 7/01/46	575	579,548
State of Oregon Facilities Authority, Refunding RB, Legacy Health Project, Series A, 4.00%, 6/01/41	1,630	1,563,529
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 4/01/45	1,475	1,605,877

		5,409,177
Pennsylvania — 5.3%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,608,792
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,592,415
Series D (AGM), 5.00%, 1/01/40	2,600	2,812,784
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 7/01/45 (c)	2,500	2,656,000

		8,669,991
Rhode Island — 4.8%
Rhode Island Commerce Corp., RB, Airport Corporation:
5.00%, 7/01/41	270	291,538
5.00%, 7/01/46	335	360,339
Rhode Island Health & Educational Building Corp., Refunding RB, University of Rhode Island, Series B, 4.00%, 9/15/34	660	661,564
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,905	2,072,240
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	963,684

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	$1,000	$1,018,720
Series B, 4.50%, 6/01/45	2,730	2,611,682

		7,979,767
South Dakota — 1.0%
Dakota Valley School District No. 61-8, Refunding GO, 3.00%, 7/15/39	1,920	1,592,006
Tennessee — 4.2%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,092,428
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	907,078
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 9/01/40	2,115	1,988,016
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	302,544
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	839,592
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	675	722,729
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45	135	141,512

		6,993,899
Texas — 8.5%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (e)	11,690	3,268,991

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$1,500	$1,641,660
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (e)	10,760	4,141,309
Leander ISD, CAB, Series D, 0.00%, 8/15/35 (e)	4,000	1,860,800
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	847,195
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 6/30/40	2,000	2,283,560

		14,043,515
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	400	387,572
Vermont — 1.5%
University of Vermont & State Agricultural College, Refunding RB:
4.00%, 10/01/37	800	815,072
4.00%, 10/01/43	865	848,202
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	875	875,577

		2,538,851
Virginia — 0.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36 (c)	490	469,097

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	$725	$813,479

		1,282,576
West Virginia — 0.8%
County of Berkeley West Virginia Public Service Sewer District, Refunding RB, (BAM):
5.00%, 6/01/36	385	417,086
3.38%, 6/01/46	580	495,534
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group, 3.00%, 6/01/36	385	328,979

		1,241,599
Wisconsin — 2.0%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 8/01/35	280	259,552
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	600	579,636
The Monroe Clinic, Inc., 3.00%, 2/15/35	1,055	914,484
The Monroe Clinic, Inc., 4.00%, 2/15/38	770	758,050
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	665	722,622

		3,234,344
Total Municipal Bonds - 137.2%		226,225,935

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (b)	3,750	3,954,487

8	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	$2,611	$2,811,542
Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	4,003	4,388,519
Nebraska — 1.0%
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	1,725	1,620,940
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (i)	1,400	1,412,657
New York — 14.8%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,169,470
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	104	109,794
5.75%, 6/15/40	346	367,201
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,618,451
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	439,478
Series A, 4.75%, 6/15/17 (b)	565	575,799
Series A, 4.75%, 6/15/30	2,435	2,479,191
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	2,500	2,817,493
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,812,878

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (b)	$2,199	$2,327,391
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,741,131

		24,458,277
Ohio — 2.1%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (b)	1,260	1,327,788
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,073,200

		3,400,988
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,731,522
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.5%		43,778,932
Total Long-Term Investments (Cost — $262,937,458) — 163.7%		270,004,867

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (j)(k)	3,256,557	3,256,557
Total Short-Term Securities (Cost — $3,256,557) — 2.0%		3,256,557

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Value
Total Investments (Cost — $266,194,015*) — 165.7%	$273,261,424
Liabilities in Excess of Other Assets — (2.1)%	(3,296,751)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.2)%	(25,108,736)
VMTP Shares, at Liquidation Value — (48.4)%	(79,900,000)

Net Assets Applicable to Common Shares — 100.0%	$164,955,937

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$216,142,606

Gross unrealized appreciation	$39,958,576
Gross unrealized depreciation	(7,950,694)

Net unrealized appreciation	$32,064,702

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Zero-coupon bond.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $2,411,645.

(j)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,139,553	1,117,004	3,256,557	$3,256,557	$1,183	$43

(k)	Current yield as of period end.

10	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(19)	10-Year U.S. Treasury Note	March 2017	$2,365,797	$9,272
(3)	5-Year U.S. Treasury Note	March 2017	$353,531	394
(24)	Long U.S. Treasury Bond	March 2017	$3,630,750	23,576
(4)	Ultra U.S. Treasury Bond	March 2017	$645,625	3,343
Total				$36,585

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$270,004,867	—	$270,004,867
Short-Term Securities	$3,256,557	—	—	3,256,557

Total	$3,256,557	$270,004,867	—	$273,261,424

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$36,585	—	—	$36,585

[1]    See above Schedule of Investments for values in each state.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$159,050	—	—	$159,050
Liabilities:
TOB Trust Certificates	—	$(25,054,116)	—	(25,054,116)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

Total	$159,050	$(104,954,116)	—	$(104,795,066)

During the period ended November 30, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust
Date: January 23, 2017